American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2023

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.5%
Focused Dynamic Growth Fund G Class(2)	809,276	35,591,973
Focused Large Cap Value Fund G Class	9,810,371	91,138,343
Growth Fund G Class	1,184,234	54,095,805
Heritage Fund G Class(2)	2,104,548	45,353,008
Mid Cap Value Fund G Class	3,719,885	53,454,743
Small Cap Growth Fund G Class	631,389	10,935,656
Small Cap Value Fund G Class	1,271,871	11,027,122
Sustainable Equity Fund G Class	2,484,754	105,800,829
		407,397,479
International Equity Funds — 24.8%
Emerging Markets Fund G Class	4,516,857	42,684,294
Global Real Estate Fund G Class	1,642,506	17,574,819
International Growth Fund G Class(2)	4,696,243	49,780,172
International Small-Mid Cap Fund G Class	2,230,505	18,691,634
International Value Fund G Class	3,496,734	27,204,592
Non-U.S. Intrinsic Value Fund G Class	2,887,603	26,017,306
		181,952,817
Domestic Fixed Income Funds — 14.3%
Diversified Bond Fund G Class	8,303,668	71,743,692
High Income Fund G Class	2,298,387	18,387,099
Inflation-Adjusted Bond Fund G Class	1,433,185	14,546,830
		104,677,621
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,283,106	10,739,600
Global Bond Fund G Class	3,554,248	29,215,916
		39,955,516
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $721,742,726)		733,983,433
OTHER ASSETS AND LIABILITIES†		(95)
TOTAL NET ASSETS — 100.0%		$733,983,338

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$40,238	$1,550	$1,231	$(4,965)	$35,592	809	$186	—
Focused Large Cap Value Fund	98,619	3,449	3,596	(7,334)	91,138	9,810	(284)	$636
Growth Fund	59,987	411	1,715	(4,587)	54,096	1,184	531	—
Heritage Fund(3)	51,227	2,326	864	(7,336)	45,353	2,105	25	—
Mid Cap Value Fund	58,209	1,859	193	(6,420)	53,455	3,720	(11)	358
Small Cap Growth Fund	12,663	322	30	(2,019)	10,936	631	(5)	—
Small Cap Value Fund	13,506	351	621	(2,209)	11,027	1,272	66	67
Sustainable Equity Fund	116,950	748	2,272	(9,625)	105,801	2,485	204	—
Emerging Markets Fund	47,886	1,179	435	(5,946)	42,684	4,517	(126)	—
Global Real Estate Fund	19,293	414	122	(2,010)	17,575	1,643	(26)	—
International Growth Fund(3)	55,228	3,084	308	(8,224)	49,780	4,696	(39)	—
International Small-Mid Cap Fund	20,568	1,075	136	(2,815)	18,692	2,231	(53)	—
International Value Fund	30,263	121	704	(2,476)	27,204	3,497	2	—
Non-U.S. Intrinsic Value Fund	30,118	846	332	(4,615)	26,017	2,888	6	—
Diversified Bond Fund	77,094	2,649	4,232	(3,767)	71,744	8,304	(826)	884
High Income Fund	18,942	519	378	(696)	18,387	2,298	(58)	339
Inflation-Adjusted Bond Fund	15,020	269	184	(558)	14,547	1,433	(30)	—
Emerging Markets Debt Fund	11,270	257	—	(788)	10,739	1,283	—	138
Global Bond Fund	30,387	628	559	(1,240)	29,216	3,554	(105)	317
	$807,468	$22,057	$17,912	$(77,630)	$733,983	58,360	$(543)	$2,739
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.